SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2019
SEGMENT INFORMATION
Schedule of segment information

	Year ended December 31, 2017			Year ended December 31, 2018			Year ended December 31, 2019
		Auto			Auto			Auto
	Renren	Group	Total	Renren	Group	Total	Renren	Group	Total

Revenues	$21,931	152,693	174,624	19,122	479,076	498,198	15,086	334,697	349,783
Cost of revenues	(17,920)	(145,394)	(163,314)	(11,966)	(464,502)	(476,468)	(6,719)	(340,174)	(346,893)
Operating expenses	(58,543)	(30,456)	(88,999)	(66,847)	(68,285)	(135,132)	(65,771)	(127,957)	(193,728)
Operating loss	(54,532)	(23,157)	(77,689)	(59,691)	(53,711)	(113,402)	(57,404)	(133,434)	(190,838)
Net (loss) income from continuing operations	37,444	(28,695)	8,749	(69,285)	(89,532)	(158,817)	(38,416)	(69,068)	(107,484)
Net (loss) income from discontinued operations	(119,252)	—	(119,252)	223,298	—	223,298	—	—	—
Net (loss) income	(81,808)	(28,695)	(110,503)	154,013	(89,532)	64,481	(38,416)	(69,068)	(107,484)